******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-22668
Reporting Period: 07/01/2014 - 06/30/2015
ETF Series Solutions
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   0001540305

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul Fearday
ETF Series Solutions
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 765-5569

Date of reporting period: July 1, 2014 to June 30, 2015


Item 1: Proxy Voting Record

Fund Name : US Global Jets ETF
Date of fiscal year end: 6/30/15


________________________________________________________________________________
China Southern Airlines
Ticker     Security ID:             Meeting Date          Meeting Status
ZNH        CUSIP 169409109          06/30/2015            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description      Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                Mgmt

1  Directors' Report        Mgmt       For        For        For
2  Supervisors' Report      Mgmt       For        For        For
3  Accounts and Reports     Mgmt       For        For        For
4  Allocation of            Mgmt       For        For        For
   Profits/Dividends
5  Appointment of Auditor   Mgmt       For        For        For
   and Authority to
   Set Fees
6  Supplemental Agreement   Mgmt       For        Against    Against
   to Financial Services
   Agreement
7  Authority to Give        Mgmt       For        For        For
   Guarantees
8  Authority to Issue       Mgmt       For        Against    Against
   Shares w/o Preemptive
   Rights
9  Authority to Issue Debt  Mgmt       For        Abstain    Against
   Instruments
10 Elect Gue Wei as         Mgmt       For        For        For
   Director
11 Elect Jiao Shu Ge        Mgmt       For        For        For
   as Director

Delta Air Lines, Inc.
Ticker     Security ID:             Meeting Date          Meeting Status
DALRQ      CUSIP 247361702          06/25/2015            Voted
Meeting Type                        Country of Trade
Annual                              United States

Issue No.  Description       Proponent  Mgmt Rec   Vote Cast   For/Against
                                                               Mgmt

1  Elect Richard H.          Mgmt        For       For         For
   Anderson
2  Elect Edward H. Bastian   Mgmt        For       For         For
3  Elect Francis S. Blake    Mgmt        For	   For	       For
4  Elect Roy J. Bostock	     Mgmt	 For	   For	       For
5  Elect John S. Brinzo      Mgmt	 For	   For	       For
6  Elect Daniel A. Carp	     Mgmt	 For       For	       For
7  Elect David G. DeWalt     Mgmt	 For	   For	       For
8  Elect Thomas E. Donilon   Mgmt	 For	   For	       For
9  Elect William H. 	     Mgmt	 For	   For	       For
   Easter III
10 Elect Mickey P. Foret     Mgmt	 For	   For	       For
11 Elect Shirley C. 	     Mgmt	 For	   For	       For
   Franklin
12 Elect David R. Goode      Mgmt 	 For	   For	       For
13 Elect George N. Mattson   Mgmt	 For	   For	       For
14 Elect Douglas R Ralph     Mgmt	 For	   For	       For
15 Elect Sergio Agapito      Mgmt	 For	   For	       For
   Lires Rial
16 Elect Kenneth B. Woodrow  Mgmt	 For	   For	       For
17 Advisory Vote on 	     Mgmt	 For	   For	       For
   Executive Compensation
18 Ratification of Auditor   Mgmt	 For	   For	       For
19 Shareholder Proposal    ShrHoldr      Against   Against     For
   Regarding Retention of
   Shares Until Retirement


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions


By (Signature and Title) /s/ Paul Fearday
	                 Paul Fearday
			 Principal Executive Officer

Date   	                 8/27/2015
========== END NPX REPORT